Other Operating Expenses (Details Of Other Operating Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Expenses [Abstract]
Insurance Commissions	$ 378	$ 374	$ 370
Communications and Information Technology	267	334	346
Lease and loan administration	126	122	173
Marketing and Advertising Expense	107	111	136
Professional Fees	93	100	176
Depreciation, Nonproduction	82	81	81
Regulatory and licensing fees	79	87	116
Vehicle remarketing and repossession	78	83	60
Occupancy, Net	50	47	44
Legal Fees	45	4	105
State And Local Non-Income Taxes Amount	29	40	35
Mortgage Representation And Warranty, Net	(13)	(10)	104
Other Cost and Expense, Operating	184	218	235
Total other operating expenses	$ 1,505	$ 1,591	1,981
CFPB Settlement			$ 98